Schedule 1 - Yield, Inc,'s Financial Statements NRG Yield BS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Less: Pre-acquisition net income of Acquired ROFO assets	[1],[2]	$ 27,000	$ (5,000)
Income Before Income Taxes	[1]	1,000	82,000
Cash and cash equivalents	[3],[4]	322,000	111,000
Deferred Tax Assets, Gross	[3]	216,000	170,000
Total Assets	[3]	8,836,000	8,789,000
Debt (Current and non-current) (a)		6,057,000	5,656,000
Total Liabilities	[3]	6,297,000	5,951,000
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	[3]	0	0
Common Stock, Value, Issued	[3]	1,000	1,000
Additional Paid in Capital	[3]	1,879,000	1,855,000
(Accumulated deficit) Retained earnings	[3]	(2,000)	12,000
Accumulated other comprehensive loss	[3]	(28,000)	(27,000)
Noncontrolling interest	[3]	689,000	997,000
Total Stockholders' Equity	[3]	2,539,000	2,838,000
Total Liabilities and Stockholders’ Equity	[3]	$ 8,836,000	$ 8,789,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Preferred Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Preferred Stock, Shares Authorized		10,000,000	10,000,000
Preferred Stock, Shares Issued		0	0
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.01
NRG Yield, Inc. [Member]
Less: Pre-acquisition net income of Acquired ROFO assets	[5]	$ 27,000	$ (5,000)
Income Before Income Taxes	[5]	1,000	82,000
Cash and cash equivalents	[6]	1,000	1,000
Investments in subsidiaries	[6]	2,304,000	2,640,000
Notes Receivable, Related Parties	[6]	618,000	618,000
Deferred Tax Assets, Gross	[6]	216,000	170,000
Total Assets	[6]	3,139,000	3,429,000
Deferred income taxes	[6]	0	4,000
Other Liabilities, Current	[6]	2,000	1,000
Debt (Current and non-current) (a)	[6]	598,000	586,000
Total Liabilities	[6]	600,000	591,000
Preferred stock, $0.01 par value; 10,000,000 shares authorized; none issued	[6]	0	0
Common Stock, Value, Issued	[6]	1,000	1,000
Additional Paid in Capital	[6]	1,879,000	1,855,000
(Accumulated deficit) Retained earnings	[6]	(2,000)	12,000
Accumulated other comprehensive loss	[6]	(28,000)	(27,000)
Noncontrolling interest	[6]	689,000	997,000
Total Stockholders' Equity	[6]	2,539,000	2,838,000
Total Liabilities and Stockholders’ Equity	[6]	$ 3,139,000	$ 3,429,000
Preferred Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Preferred Stock, Shares Authorized		10,000,000	10,000,000
Preferred Stock, Shares Issued		0	0
NRG Yield, Inc. [Member] | Common Class A [Member]
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		34,586,250	34,586,250
NRG Yield, Inc. [Member] | Common Class B [Member]
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		42,738,750	42,738,750
NRG Yield, Inc. [Member] | Common Class C [Member]
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		62,784,250	34,586,250
NRG Yield, Inc. [Member] | Common Class D [Member]
Common Stock, Shares Authorized		500,000,000	500,000,000
Common Stock, Shares, Issued		42,738,750	42,738,750
NRG Yield [Member]
Cash and cash equivalents	[7]	$ 1,000	$ 1,000

[1]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[3]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	Retrospectively adjusted as discussed in Note 1, Nature of Business.